IFRS 7 Disclosure (Structural Interest Rate Sensitivity Measures) (Details) - CAD ($) $ in Millions	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	$ 2,116	$ 2,056	$ 1,861
NII Sensitivity	(769)	(789)	(1,053)
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(2,612)	(2,573)	(2,312)
NII Sensitivity	679	$ 597	$ 875
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	596
NII Sensitivity	(182)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(775)
NII Sensitivity	133
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	1,520
NII Sensitivity	(587)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(1,837)
NII Sensitivity	$ 546